Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Incentive awards granted:
Current year bonus	£ 1,278	£ 1,090	£ 1,058
Deferred bonus	667	490	432
Total incentive awards granted	1,945	1,580	1,490
Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(457)	(335)	(293)
Add: current year charges for deferred bonuses from previous years	280	293	308
Other differences between incentive awards granted and income statement charge	(23)	(34)	(48)
Income statement charge for performance costs	1,745	1,504	1,457
Other income statement charges:
Salaries	4,290	4,322	4,332
Social security costs	619	613	573
Post-retirement benefits	539	519	501
Other compensation costs	431	479	480
Total compensation costs	7,624	7,437	7,343
Other resourcing costs:
Outsourcing	357	342	433
Redundancy and restructuring	296	102	132
Temporary staff costs	109	102	256
Other	125	114	151
Total other resourcing costs	887	660	972
Total staff costs	8,511	8,097	8,315
Accruing benefits under defined benefit scheme	539	519	501
Compensation Costs	7,624	7,437	7,343
Internally generated
Other income statement charges:
Total compensation costs	484	451	439
Other resourcing costs:
Compensation Costs	484	451	439
Defined contribution schemes
Other income statement charges:
Post-retirement benefits	289	279	270
Other resourcing costs:
Accruing benefits under defined benefit scheme	289	279	270
Pension defined benefit plans
Other income statement charges:
Post-retirement benefits	250	240	231
Other resourcing costs:
Accruing benefits under defined benefit scheme	£ 250	£ 240	£ 231